FAIR VALUE MEASUREMENTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
The following tables represent the valuation of our warrant liability within the fair-value hierarchy:

(In thousands)	March 31, 2015
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$104	$104

(In thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$601	$601

The following tables represent the valuation of our warrant liability within the fair-value hierarchy:

(In thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$601	$601

(In thousands)	December 31, 2013
	Level 1	Level 2	Level 3	Total

Warrant liability	$2,630	$—	$1,493	$4,123

Rollforward of Liabilities
The following tables include a roll-forward of liabilities classified within Level 1 and Level 3:

(In thousands)	Three Months Ended March 31, 2015
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2014	$—	$—	$601	$601
Change in fair value of warrant liability	—	—	(497)	(497)
Warrant liability at March 31, 2015	$—	$—	$104	$104

(In thousands)	Three Months Ended March 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2013	$2,630	$—	$1,493	$4,123
Change in fair value of warrant liability	1,128	—	672	1,800
Warrant liability at March 31, 2014	$3,758	$—	$2,165	$5,923

The following tables represent the valuation of our warrant liability within the fair-value hierarchy:

(In thousands)	December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability	$—	$—	$601	$601

(In thousands)	December 31, 2013
	Level 1	Level 2	Level 3	Total

Warrant liability	$2,630	$—	$1,493	$4,123

The following tables include a roll-forward of the warrant liability activity classified within Level 1 and Level 3 of the fair-value hierarchy:

(In thousands)	Year Ended December 31, 2014
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2013	$2,630	$—	$1,493	$4,123
Change in fair-value hierarchy	(2,755)	—	2,755	—
Change in fair value of warrant liability	125	—	(3,647)	(3,522)
Warrant liability at December 31, 2014	$—	$—	$601	$601

(In thousands)	Year Ended December 31, 2013
	Level 1	Level 2	Level 3	Total

Warrant liability at December 31, 2012	$2,755	$—	$1,569	$4,324
Change in fair value of warrant liability	(125)	—	(76)	(201)
Warrant liability at December 31, 2013	$2,630	$—	$1,493	$4,123

Fair Value, Assets Measured on Nonrecurring Basis
Our nonrecurring fair value measurement of assets and liabilities is classified in the tables below:

(In thousands)	Three Months Ended March 31, 2015
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$642	$642	$533

(In thousands)	Three Months Ended March 31, 2014
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$1,521	$1,521	$1,119

When events and circumstances indicate that investments in content are impaired, we determine the fair value of the investment; and if the fair value is less than the carrying amount, we recognize additional amortization expense equal to the excess.  Our nonrecurring fair value measurement information of assets and liabilities is classified in the tables below:

(In thousands)	Year Ended December 31, 2014
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$21,804	$21,804	$4,817

(In thousands)	Year Ended December 31, 2013
	Level 1	Level 2	Level 3	Total	Loss

Investments in content	$—	$—	$5,693	$5,693	$6,419